UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07347

DWS Advisor Funds II

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS US Bond Index Portfolio

(formerly Scudder US Bond Index Portfolio)

	Principal Amount ($)	Value ($)

Corporate Bonds 17.3%
Consumer Discretionary 1.9%
Albertson's, Inc.:
7.25%, 5/1/2013	25,000	24,715
7.5%, 2/15/2011 (a)	50,000	50,824
Comcast Cable Communications Holdings, Inc.:
6.2%, 11/15/2008	100,000	101,662
6.875%, 6/15/2009	60,000	62,050
8.375%, 3/15/2013	90,000	101,218
Comcast Corp., 5.85%, 1/15/2010	25,000	25,101
Cox Communications, Inc., 7.875%, 8/15/2009	50,000	52,942
DaimlerChrysler NA Holding Corp.:
7.2%, 9/1/2009	150,000	156,626
8.0%, 6/15/2010	150,000	161,362
Federated Department Stores, Inc., 7.45%, 7/15/2017	150,000	166,319
Gannett Co., Inc., 6.375%, 4/1/2012 (a)	50,000	51,437
Gillette Co., 2.5%, 6/1/2008	50,000	47,241
Home Depot, Inc., 4.625%, 8/15/2010	100,000	97,396
Kimberly-Clark Corp., 5.625%, 2/15/2012 (a)	50,000	50,859
Knight-Ridder, Inc., 5.75%, 9/1/2017 (a)	25,000	23,031
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	117,927
News America, Inc., 5.3%, 12/15/2014	25,000	24,048
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	23,545
Target Corp., 5.875%, 3/1/2012	200,000	204,864
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	102,523
Time Warner Entertainment Co. LP, 7.25%, 9/1/2008	100,000	103,669
Time Warner, Inc.:
6.625%, 5/15/2029	10,000	9,829
6.75%, 4/15/2011	150,000	155,566
6.875%, 5/1/2012	100,000	104,847
6.95%, 1/15/2028	30,000	30,428
7.7%, 5/1/2032	25,000	27,493
Viacom, Inc., 7.7%, 7/30/2010	200,000	213,919
Walt Disney Co., 6.2%, 6/20/2014	75,000	77,484

		2,368,925
Consumer Staples 1.2%
Anheuser Busch Companies, Inc., 4.95%, 1/15/2014	100,000	96,414
Bottling Group LLC, 5.0%, 11/15/2013	50,000	48,478
Coca-Cola Co., 5.75%, 3/15/2011	25,000	25,439
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022	75,000	93,567
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	104,693
Coors Brewing Co., 6.375%, 5/15/2012	10,000	10,312
CVS Corp., 4.0%, 9/15/2009	50,000	47,696
Fortune Brands, Inc., 4.875%, 12/1/2013	50,000	47,160
Fred Meyer, Inc., 7.45%, 3/1/2008	50,000	51,672
General Mills, Inc., 6.0%, 2/15/2012	48,000	48,899

H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	24,938
6.625%, 7/15/2011 (a)	25,000	25,692
Kellogg Co., Series B, 6.6%, 4/1/2011	50,000	52,282
Kraft Foods, Inc.:
4.0%, 10/1/2008	100,000	96,734
5.25%, 6/1/2007	20,000	19,958
5.625%, 11/1/2011	50,000	50,067
6.25%, 6/1/2012	40,000	41,205
Kroger Co.:
7.5%, 4/1/2031	50,000	54,949
7.8%, 8/15/2007	50,000	51,488
Procter & Gamble Co., 6.875%, 9/15/2009	200,000	210,280
Safeway, Inc.:
6.5%, 11/15/2008	90,000	91,600
6.5%, 3/1/2011	80,000	82,399
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,207
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007	20,000	19,806
6.875%, 8/10/2009	100,000	104,844

		1,553,779
Energy 1.1%
Alabama Power Co.:
5.5%, 10/15/2017	100,000	97,485
5.7%, 2/15/2033 (a)	50,000	48,447
Amoco Co., 6.5%, 8/1/2007	50,000	50,685
Anadarko Petroleum Corp., 7.5%, 10/15/2026	60,000	68,606
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	58,914
ChevronTexaco Capital Co., 3.5%, 9/17/2007	20,000	19,540
Conoco Funding Co., 6.35%, 10/15/2011	100,000	104,266
Conoco, Inc., 6.95%, 4/15/2029	150,000	169,694
Devon Financing Corp., 6.875%, 9/30/2011	100,000	106,023
Duke Capital Corp., 7.5%, 10/1/2009	50,000	52,975
Duke Energy Field Services Corp., 8.125%, 8/16/2030	25,000	30,276
Enterprise Products Operating LP:
Series B, 5.6%, 10/15/2014	50,000	48,485
Series B, 6.875%, 3/1/2033	25,000	25,540
Exelon Generation Co. LLC, 6.95%, 6/15/2011	25,000	26,390
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	62,731
Marathon Oil Corp., 5.375%, 6/1/2007	50,000	50,026
MidAmerican Energy Holdings Co.:
3.5%, 5/15/2008	75,000	72,051
5.875%, 10/1/2012	25,000	25,232
Occidental Petroleum Corp., 7.375%, 11/15/2008	100,000	104,940
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	25,829
Valero Energy Corp.:
6.125%, 4/15/2007	25,000	25,189
6.875%, 4/15/2012	50,000	52,975
XTO Energy, Inc., 5.3%, 6/30/2015	50,000	48,227

		1,374,526
Financials 7.9%
ABN Amro Bank NV, 7.125%, 6/18/2007	100,000	102,118
Allstate Corp.:
5.35%, 6/1/2033 (a)	50,000	45,387
7.2%, 12/1/2009	100,000	105,682

American Express Credit Corp., 3.0%, 5/16/2008	50,000	47,758
American General Finance Corp.:
Series I, 3.875%, 10/1/2009	100,000	95,182
Series H, 5.375%, 10/1/2012	75,000	73,572
American International Group, Inc.:
2.875%, 5/15/2008	50,000	47,645
4.25%, 5/15/2013	100,000	92,470
Archstone-Smith Operating Trust, (REIT), 5.25%, 5/1/2015	75,000	72,092
Assurant, Inc., 5.625%, 2/15/2014	25,000	24,566
Avalonbay Communities, 6.125%, 11/1/2012 (a)	30,000	30,743
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	108,432
Bank of America Corp.:
5.125%, 11/15/2014 (a)	100,000	97,206
5.875%, 2/15/2009	50,000	50,750
6.625%, 8/1/2007	100,000	101,552
7.8%, 2/15/2010	200,000	216,262
Bank of New York Co., Inc.:
5.2%, 7/1/2007	25,000	24,949
7.3%, 12/1/2009	65,000	69,062
Bank One Corp.:
7.625%, 10/15/2026	50,000	58,338
7.875%, 8/1/2010	50,000	54,521
Bear Stearns Companies, Inc., 4.0%, 1/31/2008	150,000	146,682
Boeing Capital Corp.:
6.1%, 3/1/2011 (a)	110,000	113,384
6.35%, 11/15/2007	50,000	50,768
Boston Properties, Inc., 6.25%, 1/15/2013	50,000	51,446
Caterpillar Financial Services Corp., Series F, 4.75%, 2/17/2015	25,000	23,522
Charter One Bank NA, 6.375%, 5/15/2012	10,000	10,485
Chubb Corp., 6.0%, 11/15/2011	10,000	10,197
CIT Group, Inc.:
5.0%, 11/24/2008	75,000	74,284
7.75%, 4/2/2012	100,000	110,224
Citigroup, Inc.:
5.0%, 9/15/2014	150,000	143,565
5.875%, 2/22/2033	100,000	97,165
6.0%, 10/31/2033	100,000	98,799
6.5%, 1/18/2011	150,000	156,551
6.625%, 6/15/2032	50,000	53,543
7.25%, 10/1/2010	50,000	53,508
Countrywide Home Loans, Inc., 4.0%, 3/22/2011	100,000	92,905
Credit Suisse First Boston USA, Inc.:
6.125%, 11/15/2011	100,000	102,720
6.5%, 1/15/2012	100,000	104,433
Donaldson, Lufkin & Jenrette, Inc.:
4.875%, 1/15/2015 (a)	150,000	141,379
5.125%, 8/15/2015	25,000	23,921
EOP Operating LP:
7.0%, 7/15/2011	100,000	105,217
7.75%, 11/15/2007	45,000	46,518
ERP Operating LP, 6.625%, 3/15/2012	50,000	52,590
First Chicago NBD Corp., 7.125%, 5/15/2007	200,000	203,312
FleetBoston Financial Corp.:
6.875%, 1/15/2028	45,000	49,351
7.375%, 12/1/2009	65,000	69,220
Fund American Co., Inc., 5.875%, 5/15/2013	50,000	49,126
General Electric Capital Corp.:

Series A, 4.625%, 9/15/2009	63,000	61,659
5.45%, 1/15/2013	200,000	199,850
Series A, 5.875%, 2/15/2012	200,000	204,323
6.0%, 6/15/2012	200,000	205,399
Series A, 6.75%, 3/15/2032	50,000	55,679
6.875%, 11/15/2010	50,000	52,905
Hartford Financial Services Group, Inc., 4.625%, 7/15/2013 (a)	50,000	46,905
HSBC Bank USA, 4.625%, 4/1/2014	50,000	46,709
HSBC Finance Corp.:
4.75%, 7/15/2013	100,000	94,088
5.0%, 6/30/2015	50,000	47,192
5.875%, 2/1/2009	100,000	101,391
6.375%, 10/15/2011	50,000	51,881
6.4%, 6/17/2008	100,000	102,190
6.75%, 5/15/2011	25,000	26,319
7.0%, 5/15/2012	100,000	106,887
International Lease Finance Corp.:
3.5%, 4/1/2009	25,000	23,692
5.625%, 6/1/2007	10,000	10,005
iStar Financial, Inc., 5.15%, 3/1/2012	75,000	71,975
John Deere Capital Corp.:
6.0%, 2/15/2009	35,000	35,584
7.0%, 3/15/2012	100,000	107,225
John Hancock Financial Services, Inc., 5.625%, 12/1/2008	25,000	25,216
JPMorgan Chase & Co.:
6.375%, 4/1/2008	100,000	101,740
6.75%, 2/1/2011	100,000	105,122
7.125%, 6/15/2009	100,000	104,827
KFW International Finance, Inc., 7.0%, 3/1/2013	275,000	302,404
Lehman Brothers Holdings, Inc.:
3.5%, 8/7/2008	50,000	48,044
4.0%, 1/22/2008	50,000	48,894
Series G, 4.8%, 3/13/2014 (a)	100,000	94,803
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014	50,000	47,917
Marshall & Ilsley Corp., 4.375%, 8/1/2009	50,000	48,571
MBIA, Inc., 9.375%, 2/15/2011	125,000	145,457
MBNA America Bank NA, 4.625%, 8/3/2009	50,000	48,984
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	23,976
Series C, 5.0%, 1/15/2015	25,000	23,852
6.0%, 2/17/2009	250,000	254,461
MetLife, Inc.:
5.0%, 6/15/2015	100,000	95,173
6.125%, 12/1/2011	25,000	25,788
Morgan Stanley, 4.75%, 4/1/2014	325,000	303,223
Morgan Stanley Dean Witter & Co.:
5.3%, 3/1/2013	100,000	97,799
6.6%, 4/1/2012	50,000	52,460
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	25,443
PNC Funding Corp., 6.875%, 7/15/2007	100,000	101,688
Principal Life Income Fundings, 5.1%, 4/15/2014	25,000	24,304
ProLogis, 5.5%, 3/1/2013	20,000	19,681
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011	25,000	23,362
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014	100,000	96,445
Sanwa Bank Ltd., 7.4%, 6/15/2011	10,000	10,779
Simon Property Group LP, 6.35%, 8/28/2012	100,000	103,112
SLM Corp.:

Series A, 4.0%, 1/15/2009	150,000	144,209
Series A, 5.0%, 10/1/2013	25,000	23,952
Swiss Bank Corp., 7.0%, 10/15/2015	100,000	109,923
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	50,000	47,786
5.15%, 1/15/2014	100,000	96,413
5.5%, 11/15/2014	200,000	196,378
6.6%, 1/15/2012	50,000	52,420
6.65%, 5/15/2009	15,000	15,541
6.875%, 1/15/2011	50,000	52,781
7.35%, 10/1/2009	50,000	52,997
Toyota Motor Credit Corp., 5.5%, 12/15/2008	30,000	30,156
US Bancorp:
Series N, 3.95%, 8/23/2007	20,000	19,642
Series N, 5.1%, 7/15/2007	20,000	19,917
US Bank National Association:
4.8%, 4/15/2015	100,000	94,508
6.375%, 8/1/2011	100,000	104,226
Verizon Global Funding Corp.:
7.75%, 12/1/2030	50,000	55,237
7.75%, 6/15/2032	100,000	110,846
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	70,750
5.0%, 8/15/2015	200,000	189,747
Wachovia Corp., 4.875%, 2/15/2014	50,000	47,446
Washington Mutual, Inc.:
4.375%, 1/15/2008 (a)	150,000	147,483
5.25%, 9/15/2017	20,000	18,739
Wells Fargo & Co.:
4.95%, 10/16/2013	50,000	48,097
5.0%, 11/15/2014	50,000	48,064
6.45%, 2/1/2011	75,000	78,140
7.55%, 6/21/2010	200,000	216,618
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	25,059

		9,925,560
Health Care 0.6%
Amgen, Inc., 4.85%, 11/18/2014	25,000	23,763
Bristol-Myers Squibb Co., 5.75%, 10/1/2011	150,000	151,648
Merck & Co, Inc., 6.4%, 3/1/2028	250,000	255,024
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	49,469
6.75%, 12/1/2033	25,000	26,798
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	24,075
5.0%, 8/15/2014	50,000	48,048
WellPoint Health Networks, Inc., 6.375%, 1/15/2012	100,000	103,830
Wyeth, 4.375%, 3/1/2008	100,000	98,160

		780,815
Industrials 1.1%
Burlington North Santa Fe, 5.9%, 7/1/2012	100,000	102,065
Caterpillar, Inc., 7.3%, 5/1/2031	70,000	83,258
Cendant Corp., 6.25%, 1/15/2008	25,000	25,292
CRH America, Inc., 5.3%, 10/15/2013	100,000	96,838
CSX Corp., 7.45%, 5/1/2007	115,000	117,272
FedEx Corp., 9.65%, 6/15/2012	50,000	60,173

General Dynamics Corp., 5.375%, 8/15/2015 (a)	100,000	99,521
Honeywell International, Inc., 7.5%, 3/1/2010	25,000	26,834
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	22,503
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	91,227
6.2%, 4/15/2009	50,000	51,126
7.8%, 5/15/2027	4,000	4,800
Northrop Grumman Corp., 7.125%, 2/15/2011	100,000	106,486
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	90,821
Raytheon Co., 6.75%, 8/15/2007	117,000	118,831
Republic Services, Inc., 7.125%, 5/15/2009	10,000	10,503
Union Pacific Corp.:
6.65%, 1/15/2011	50,000	52,113
6.79%, 11/9/2007	16,000	16,355
United Technologies Corp.:
6.1%, 5/15/2012	50,000	51,719
7.125%, 11/15/2010	50,000	53,391
Waste Management, Inc.:
6.5%, 11/15/2008	50,000	51,282
7.0%, 7/15/2028	50,000	53,529

		1,385,939
Information Technology 0.5%
First Data Corp., 4.85%, 10/1/2014	100,000	93,637
Hewlett-Packard Co., 6.5%, 7/1/2012 (a)	50,000	52,733
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	96,528
6.5%, 1/15/2028 (a)	125,000	132,842
Motorola, Inc., 7.625%, 11/15/2010	8,000	8,726
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	90,346
ProLogis, 5.75%, 4/1/2016	25,000	24,572
Scana Corp.:
6.25%, 2/1/2012	60,000	61,753
6.875%, 5/15/2011	25,000	26,437

		587,574
Materials 0.6%
Alcoa, Inc.:
6.0%, 1/15/2012	25,000	25,513
7.375%, 8/1/2010	100,000	107,155
Dow Chemical Co., 6.0%, 10/1/2012	100,000	102,396
E.I. du Pont de Nemours & Co., 6.875%, 10/15/2009	150,000	156,920
International Paper Co.:
5.5%, 1/15/2014	100,000	95,887
6.75%, 9/1/2011	40,000	41,543
Meadwestvaco Corp., 6.85%, 4/1/2012	70,000	72,280
Praxair, Inc., 3.95%, 6/1/2013 (a)	50,000	45,343
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	156,153

		803,190
Telecommunication Services 1.0%
Ameritech Capital Funding, 6.55%, 1/15/2028	100,000	97,722
AT&T Wireless Services, Inc., 7.875%, 3/1/2011	100,000	109,607
BellSouth Corp.:
5.2%, 9/15/2014	50,000	47,818
5.2%, 12/15/2016 (a)	50,000	47,052
6.0%, 11/15/2034 (a)	100,000	93,264
Cingular Wireless, 6.5%, 12/15/2011	75,000	78,408

Clear Channel Communications, Inc.:
4.4%, 5/15/2011	50,000	45,826
7.65%, 9/15/2010	50,000	52,527
GTE North, Inc., 5.65%, 11/15/2008	100,000	99,694
SBC Communications, Inc.:
5.1%, 9/15/2014	25,000	23,728
5.875%, 8/15/2012 (a)	150,000	150,642
Sprint Capital Corp.:
6.875%, 11/15/2028	195,000	201,188
8.375%, 3/15/2012	75,000	84,743
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	25,680
Verizon Virginia, Inc., 4.625%, 3/15/2013	100,000	91,365

		1,249,264
Utilities 1.4%
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	96,114
Arizona Public Service, 6.5%, 3/1/2012	25,000	25,672
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	23,502
Boston Edison Co., 4.875%, 4/15/2014	25,000	23,993
Cleveland Electric Illuminating Co., Series D, 7.88%, 11/1/2017	75,000	86,624
Consolidated Edison Co. of New York, Inc., 4.875%, 2/1/2013	50,000	48,205
Consolidated Natural Gas Corp., 6.625%, 12/1/2008	200,000	204,950
Constellation Energy Group, Inc., 7.0%, 4/1/2012	25,000	26,588
Dominion Resources, Inc., Series A, 8.125%, 6/15/2010	90,000	97,729
DTE Energy Co., 7.05%, 6/1/2011	50,000	52,846
Exelon Corp., 6.75%, 5/1/2011	50,000	52,201
Florida Power & Light Co., 4.95%, 6/1/2035	50,000	43,040
General Electric Co., 5.0%, 2/1/2013	100,000	97,270
KeySpan Corp.:
7.875%, 2/1/2010	25,000	26,996
8.0%, 11/15/2030	50,000	60,469
Kinder Morgan, Inc., 6.5%, 9/1/2012	50,000	51,728
National Rural Utilities, 8.0%, 3/1/2032	100,000	125,310
Pacific Gas & Electric Co., 6.05%, 3/1/2034	125,000	122,323
Potomac Electic Power, 6.25%, 10/15/2007	100,000	101,161
PP&L Capital Funding, Inc., 8.375%, 6/15/2007	25,000	25,709
Progress Energy, Inc.:
5.85%, 10/30/2008	25,000	25,202
6.85%, 4/15/2012	35,000	36,933
7.1%, 3/1/2011	90,000	95,454
PSI Energy, Inc., 5.0%, 9/15/2013	50,000	47,805
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	72,450
Sempra Energy:
6.0%, 2/1/2013 (a)	25,000	25,343
7.95%, 3/1/2010	25,000	27,001
Southern California Edison Co., 6.0%, 1/15/2034	50,000	49,580
Wisconsin Energy Corp., 6.5%, 4/1/2011	50,000	51,900

		1,824,098

Total Corporate Bonds (Cost $22,064,782)		21,853,670
Foreign Bonds - US$ Denominated 5.1%
Consumer Discretionary 0.0%
British Sky Broadcasting Group PLC, 6.875%, 2/23/2009	50,000	51,746
Energy 0.4%
Alberta Energy Co., Ltd., 7.65%, 9/15/2010	10,000	10,831

Canadian National Resources Ltd., 5.45%, 10/1/2012	25,000	24,769
EnCana Corp., 4.75%, 10/15/2013	50,000	47,470
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	100,000	106,750
7.875%, 2/1/2009	50,000	52,550
9.125%, 10/13/2010	150,000	168,750
Petro-Canada, 5.95%, 5/15/2035	100,000	95,324

		506,444
Financials 2.0%
Apache Finance Canada, 7.75%, 12/15/2029 (a)	25,000	30,565
Asian Development Bank, 4.5%, 9/4/2012	250,000	241,129
Axa, 8.6%, 12/15/2030	50,000	63,910
Barclays Bank PLC, 7.4%, 12/15/2009	60,000	63,945
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	108,004
China Development Bank, 5.0%, 10/15/2015 (a)	50,000	47,446
Corp. Andina De Fomento:
5.2%, 5/21/2013	75,000	72,729
6.875%, 3/15/2012	10,000	10,584
Deutsche Telekom International Finance BV:
5.25%, 7/22/2013	100,000	95,998
8.0%, 6/15/2010	50,000	54,452
Dow Capital BV, 9.2%, 6/1/2010	50,000	56,532
European Investment Bank:
4.0%, 3/3/2010	250,000	240,530
4.625%, 5/15/2014	50,000	48,333
HSBC Holding PLC, 7.5%, 7/15/2009	150,000	158,932
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	26,835
8.375%, 10/1/2030	50,000	55,039
Korea Development Bank, 4.625%, 9/16/2010	100,000	96,373
Kreditanstalt fuer Wiederaufbau:
3.5%, 3/14/2008	200,000	194,040
4.25%, 6/15/2010	110,000	106,197
Landwirtschaftliche Rentenbank, 3.875%, 3/15/2010	250,000	238,754
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010	50,000	55,613
National Westminster Bank PLC, 7.375%, 10/1/2009	50,000	53,281
Royal Bank of Scotland Group PLC:
5.05%, 1/8/2015	100,000	96,033
7.648%, 8/31/2049	50,000	57,565
Santander Central Hispano Issuances, 7.625%, 9/14/2010	50,000	54,175
Svensk Exportkredit AB, Series C, 4.0%, 6/15/2010 (a)	100,000	95,603
The International Bank for Reconstruction & Development, 8.625%, 10/15/2016	100,000	126,820

		2,549,417
Industrials 0.1%
Canadian National Railway Co., 4.4%, 3/15/2013	50,000	46,881
Tyco International Group SA:
6.0%, 11/15/2013	20,000	20,091
6.375%, 10/15/2011	40,000	41,063
7.0%, 6/15/2028	50,000	52,607

		160,642
Materials 0.1%
Alcan, Inc.:
4.5%, 5/15/2013	100,000	92,899
4.875%, 9/15/2012	10,000	9,573

5.2%, 1/15/2014	25,000	24,097

		126,569
Sovereign Bonds 1.7%
Canadian Government, 5.25%, 11/5/2008 (a)	100,000	100,852
Government of Malaysia, 8.75%, 6/1/2009	10,000	10,936
Kingdom of Sweden, 12.0%, 2/1/2010	220,000	271,760
Province of British Columbia, 5.375%, 10/29/2008	50,000	50,331
Province of Manitoba, 5.5%, 10/1/2008	200,000	201,447
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	51,118
Province of Ontario:
4.375%, 2/15/2013	100,000	95,329
4.5%, 2/3/2015 (a)	150,000	141,900
Province of Quebec, 5.75%, 2/15/2009	50,000	50,671
Republic of Chile, 6.875%, 4/28/2009	10,000	10,410
Republic of Italy:
3.625%, 9/14/2007	20,000	19,585
4.5%, 1/21/2015	250,000	235,698
6.875%, 9/27/2023	200,000	226,935
Republic of Korea, 8.875%, 4/15/2008	50,000	53,895
United Mexican States:
4.625%, 10/8/2008	25,000	24,462
6.375%, 1/16/2013	350,000	358,750
8.625%, 3/12/2008	40,000	42,680
Series A, 9.875%, 2/1/2010	190,000	216,600

		2,163,359
Telecommunication Services 0.6%
British Telecommunications PLC:
8.125%, 12/15/2010	50,000	55,770
8.875%, 12/15/2030	70,000	89,550
France Telecom SA:
7.75%, 3/1/2011	75,000	81,908
8.5%, 3/1/2031	75,000	93,683
Nippon Telegraph & Telephone Corp., 6.0%, 3/25/2008 (a)	10,000	10,128
Telecom Italia Capital:
5.25%, 10/1/2015	50,000	46,522
6.375%, 11/15/2033	75,000	70,673
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	134,494
Vodafone Group PLC:
5.0%, 12/16/2013	100,000	94,772
7.75%, 2/15/2010	50,000	53,581

		731,081
Utilities 0.2%
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	128,919
Ontario Electricity Financial Corp., 6.1%, 1/30/2008	35,000	35,547
United Utilities PLC, 5.375%, 2/1/2019	30,000	27,825

		192,291

Total Foreign Bonds - US$ Denominated (Cost $6,462,309)		6,481,549
Asset Backed 1.7%
Automobile Receivables 0.4%
Capital One Prime Auto Receivables Trust, "A3", Series 2006-1, 4.99%, 9/15/2010	100,000	99,628
Chase Manhattan Auto Owner Trust, "A3", Series 2005-B, 4.84%, 7/15/2009	100,000	99,518
Honda Auto Receivables Owner Trust, "A4", Series 2004-2, 3.81%, 10/15/2009	100,000	97,679
Household Automotive Trust, "A3", Series 2005-3, 4.8%, 10/18/2010	100,000	99,304

Nissan Auto Receivables Owner Trust, "A4", Series 2005-C, 4.31%, 3/15/2011	100,000	97,472

		493,601
Credit Card Receivables 0.7%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	96,830
Citibank Credit Card Issuance Trust, "A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	95,962
Citibank Credit Card Master Trust I, "A", Series 1999-2, 5.875%, 3/10/2011	100,000	101,808
MBNA Credit Card Master Note Trust:
"A1", Series 2005-A1, 4.2%, 9/15/2010	100,000	98,169
"A1", Series 2006-A1, 4.9%, 7/15/2011	200,000	199,791
MBNA Master Credit Card Trust:
"A", Series 1999-B, 5.9%, 8/15/2011	50,000	51,030
"A", Series 1999-J, 7.0%, 2/15/2012	200,000	211,475

		855,065
Home Equity Loans 0.2%
Chase Funding Mortgage Loan, "1A4", Series 2004-2, 5.323%, 5/25/2031	100,000	99,423
GMAC Mortgage Corp. Loan Trust, "A5", Series 2004-HE5, 4.865%, 9/25/2034	100,000	97,494

		196,917
Industrials 0.0%
Delta Air Lines, Inc., "G-2", Series 02-1, 6.417%, 7/2/2012	50,000	50,273
Miscellaneous 0.4%
Centerpoint Energy Transition II, "A4", Series 2005-A,, 5.17%, 8/1/2019	100,000	97,513
Detroit Edison Securitization, "A3", Series 2001-1, 5.875%, 3/1/2010	68,724	69,200
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	98,069
PECO Energy Transition Trust, "A7", Series 1999-A, 6.13%, 3/1/2009	50,000	50,709
West Penn Funding LLC, "A4", Series 1999-A, 6.98%, 12/26/2008	250,000	255,925

		571,416

Total Asset Backed (Cost $2,177,999)		2,167,272
US Government Sponsored Agencies 10.9%
Federal Home Loan Bank:
2.75%, 3/14/2008	625,000	598,383
3.875%, 6/14/2013	1,000,000	922,013
4.5%, 11/15/2012 (a)	1,000,000	965,521
Federal Home Loan Mortgage Corp.:
3.5%, 9/15/2007	1,700,000	1,663,509
4.125%, 7/12/2010 (a)	1,000,000	961,212
4.25%, 7/15/2009 (a)	2,000,000	1,947,452
4.5%, 1/15/2013 (a)	500,000	480,505
6.75%, 9/15/2029	3,000	3,555
7.0%, 3/15/2010	450,000	479,562
Federal National Mortgage Association:
4.25%, 5/15/2009	750,000	731,650
4.375%, 10/15/2006 (a)	1,600,000	1,594,194
5.25%, with various maturities from 4/15/2007 until 1/15/2007 (a)	1,500,000	1,503,091
6.25%, 5/15/2029	450,000	505,262
6.96%, 4/2/2007	500,000	508,737
7.125%, 1/15/2030	50,000	61,935
7.25%, 5/15/2030	650,000	816,171

Total US Government Sponsored Agencies (Cost $14,006,952)		13,742,752
US Government Agency Sponsored Pass-Throughs 30.8%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020	833,911	777,873

4.5%, 11/1/2020	1,950,855	1,862,583
5.0%, with various maturities from 12/1/2017 until 9/1/2035	6,031,030	5,770,325
5.5%, with various maturities from 11/1/2013 until 6/1/2035	5,278,338	5,160,119
6.0%, with various maturities from 2/1/2033 until 10/1/2034	1,209,111	1,209,587
6.5%, with various maturities from 12/1/2014 until 9/1/2034	899,110	916,701
7.0%, with various maturities from 12/1/2024 until 12/1/2026	88,690	91,556
7.5%, with various maturities from 5/1/2024 until 7/1/2027	28,175	29,508
Federal National Mortgage Association:
4.5%, with various maturities from 2/1/2020 until 7/1/2035	2,992,105	2,829,333
5.0%, with various maturities from 11/1/2020 until 10/1/2035	8,170,719	7,878,129
5.5%, with various maturities from 12/1/2034 until 2/1/2035	6,856,258	6,699,192
6.0%, with various maturities from 10/1/2009 until 4/1/2035	3,224,396	3,234,405
6.5%, with various maturities from 1/1/2018 until 10/1/2034	1,280,852	1,310,466
7.0%, with various maturities from 6/1/2012 until 12/1/2033	892,362	918,815
7.5%, with various maturities from 1/1/2024 until 4/1/2028	47,664	49,812
8.0%, with various maturities from 12/1/2021 until 11/1/2031	86,924	92,569
8.5%, with various maturities from 12/1/2025 until 8/1/2031	34,764	37,382

Total US Government Agency Sponsored Pass-Throughs (Cost $39,914,988)		38,868,355
Commercial and Non-Agency Mortgage-Backed Securities 4.5%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	189,661
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	290,383
Bear Stearns Commercial Mortgage Securities, Inc.:
"A2", Series 1999-WF2, 7.08%, 7/15/2031	400,000	417,801
"A1", Series 2000-WF2, 7.11%, 10/15/2032	188,989	193,185
"A2", Series 2000-WF1, 7.78%, 2/15/2032	150,000	160,958
Capco America Securitization Corp., "A1B", Series 1998-D7, 6.26%, 10/15/2030	100,000	101,945
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.291%, 4/15/2040	100,000	98,932
Commercial Mortgage Pass-Through Certificate, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	200,000	191,637
Countrywide Asset-Backed Certificates, "AF3", Series 2005-1, 4.575%, 7/25/2035	100,000	98,549
CS First Boston Mortgage Securities Corp.:
"A2", Series 2003-CPN1, 4.597%, 3/15/2035	215,000	204,152
"A3", Series 2001-CF2, 6.238%, 2/15/2034	209,154	211,318
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	87,105	88,622
First Union National Bank Commercial Mortgage:
"A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	155,484
"A1", Series 1999-C4, 7.184%, 12/15/2031	22,172	22,370
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	329,079
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	193,280
Greenwich Capital Commercial Funding Corp., "A7", Series 2004-GG1, 5.317%, 6/10/2036	200,000	196,510
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	94,257
"A6", Series 2004-GG2, 5.396%, 8/10/2038	100,000	98,645
JPMorgan Chase Commercial Mortgage Securities:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	285,104
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	196,451
LB Commercial Conduit Mortgage Trust:
"A2", Series 1999-C1, 6.78%, 6/15/2031	150,000	155,274
"A1", Series 1999-C2, 7.105%, 10/15/2032	63,318	63,669
LB-UBS Commercial Mortgage Trust:
"A2", Series 2002-C1, 5.969%, 3/15/2026	100,000	100,566
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	210,632
"A2", Series 2001-C2, 6.653%, 11/15/2027	100,000	105,158

Merrill Lynch Mortgage Trust:
"A4", Series 2005-MCP1, 4.747%, 6/12/2043	200,000	188,227
"A6", Series 2005-CKI1, 5.245%, 11/12/2037	100,000	98,167
Morgan Stanley Capital I, "A4", Series 2005-HQ5, 5.168%, 1/14/2042	250,000	242,854
Morgan Stanley Dean Witter Capital I:
"A2", Series 2002-TOP7, 5.98%, 1/15/2039	185,000	189,885
"A2", Series 1999-LIFE, 7.11%, 4/15/2033	100,000	104,921
Nomura Asset Securities Corp., "A1B", Series 1998-D6, 6.59%, 3/15/2030	100,000	102,317
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2003-C9, 4.608%, 12/15/2035	100,000	96,174
"A4", Series 2004-C15, 4.803%, 10/15/2041	200,000	188,613

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $5,723,187)		5,664,780
Municipal Bonds and Notes 0.1%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	75,000	70,317
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	25,852

Total Municipal Bonds and Notes (Cost $94,436)		96,169
Government National Mortgage Association 3.4%
Government National Mortgage Association:
5.5%, with various maturities from 9/15/2033 until 3/15/2035	2,578,280	2,551,603
6.0%, with various maturities from 2/15/2029 until 8/15/2035	1,174,820	1,189,011
6.5%, with various maturities from 11/15/2023 until 8/20/2032	205,172	211,330
7.5%, with various maturities from 8/15/2029 until 6/15/2032	131,365	137,819
8.0%, with various maturities from 7/15/2022 until 3/15/2032	173,957	186,001
8.5%, 11/15/2029	23,875	25,701
9.0%, 1/15/2023	29,287	31,734

Total Government National Mortgage Association (Cost $4,400,210)		4,333,199
US Treasury Obligations 22.4%
US Treasury Bond:
4.5%, 2/15/2036 (a)	350,000	328,398
5.375%, 2/15/2031 (a)	1,670,000	1,757,936
6.0%, 2/15/2026 (a)	300,000	334,734
6.25%, 8/15/2023 (a)	700,000	793,899
7.25%, 8/15/2022 (a)	900,000	1,116,070
7.625%, 11/15/2022 (a)	90,000	115,530
7.875%, 2/15/2021 (a)	300,000	387,281
8.0%, 11/15/2021 (a)	565,000	742,181
8.75%, 5/15/2020 (a)	300,000	411,000
8.75%, 8/15/2020 (a)	450,000	618,082
US Treasury Note:
3.0%, 11/15/2007 (a)	1,500,000	1,456,992
3.5%, 8/15/2009 (a)	1,500,000	1,438,593
3.5%, 11/15/2009 (a)	1,750,000	1,673,438
3.625%, 7/15/2009 (a)	500,000	481,914
4.125%, 5/15/2015 (a)	540,000	510,279
4.25%, 11/30/2007 (a)	3,650,000	3,615,069
4.25%, 1/15/2011 (a)	1,700,000	1,657,832
4.25%, 8/15/2013 (a)	650,000	625,168
4.375%, 11/15/2008 (a)	1,650,000	1,631,180
4.5%, 2/15/2009 (a)	1,300,000	1,288,726
4.5%, 11/15/2015 (a)	4,375,000	4,245,461
4.5%, 2/15/2016 (a)	1,660,000	1,614,479
4.625%, 2/29/2008 (a)	1,500,000	1,493,966

Total US Treasury Obligations (Cost $28,740,154)		28,338,208

	Shares	Value ($)

Securities Lending Collateral 30.1%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $38,048,751)	38,048,751	38,048,751
Cash Equivalents 3.8%
Cash Management QP Trust, 4.64% (d) (Cost $4,846,427)	4,846,427	4,846,427
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 166,480,195)	130.1	164,441,132
Other Assets and Liabilities, Net	(30.1)	(38,085,318)

Net Assets	100.0	126,355,814

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $37,273,872 which is 29.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS US Bond Index Fund, a series of DWS Advisor Funds II

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS US Bond Index Fund, a series of DWS Advisor Funds II

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006